Related Parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related Parties

28.	Related Parties

The balances of the transactions with related parties are as follows:

	Accounts receivable		Trade accounts payable		Other rights	Advances and other liabilities
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.24
Marfrig Global Foods S.A.	16,145	7,945	(36,266)	(24,838)	582	(229)
Marfrig Chile S.A.	3,626	2,563	-	(195)	-	-
Quickfood S.A.	24,223	24,852	-	-	-	-
Marfrig Alimentos S.A.	1,659	-	-	-	-	-
Weston Importers Ltd.	1,416	366	(5,587)	-	-	-
MFG Agropecuária Ltda.	-	1	-	-	-	-
Pampeano Alimentos S.A.	257	473	(114)	(112)	-	-
Total	47,326	36,200	(41,967)	(25,145)	582	(229)

	Sales			Financial income (expenses), net	Purchases			Other operating income (expenses)
	12.31.24	12.31.23	12.31.22	12.31.24	12.31.24	12.31.23	12.31.22	12.31.24
Marfrig Global Foods S.A.	72,684	61,320	76,553	8,227	(413,850)	(472,903)	(572,357)	17,601
Marfrig Chile S.A.	26,691	12,790	15,273	-	(668)	(1,290)	(1,187)	-
Quickfood S.A.	118,859	95,631	84,875	-	-	-	-	-
Marfrig Alimentos S.A.	-	-	242		-	-	-	-
Weston Importers Ltd.	4,389	1,536	-	-	(186,315)	-	-	-
Dicasold S.A.	21,045	-		-	-	-	-	-
Pampeano Alimentos S.A.	1,147	866	237	-	(1,934)	(112)	-	-
Total	244,815	172,143	177,180	8,227	(602,767)	(474,305)	(573,544)	17,601

The subsidiaries of the Company enter into loan agreements pursuant its cash management strategy respecting market conditions. As of December 31, 2024, the balance of these transactions was R$1,099,857 (R$1,132,634 as of December 31, 2023).

The Company made contributions related to the post-employment benefit plans of its employees to BRF Previdência, which holds these plans (note 19). Additionally, the Company leased properties owned by BRF Previdência, and for the year ended December 31, 2024, the total amount of lease payments was R$22,971 (R$21,936 for the year ended December 31, 2023).

The Company maintains other transactions with related parties resulting from guarantees, transferences and donations to related associations and institutes, as well as leasing and other commercial transactions with related people and entities. Such transactions are compliant with the Related Party Transactions Policy and are not relevant, individually or in aggregate.

On August 14, 2023, BRF provided financing guarantees to Potengi, with Banco do Brasil S.A., through the opening of fixed credit up to a limit of R$144,000, coming from ordinary resources from the Fundo de Desenvolvimento do Nordeste – (“FDNE”), transferred to finance the implementation of the Cajuína 1 Wind Generating Plant, located in Rio Grande do Norte.

On January 19, 2024, BRF provided guarantees with the purpose of ensuring compliance with the main and additional obligations undertaken by Potengi at its first issue of 300,000 simple debentures, not convertible into shares, in a single series, with a maturity period of eighteen (18) years. The nominal unit value is R$1, with BRF providing a personal guarantee for the amount corresponding to 24% of the issue value.

On March 27, 2024, BRF provided guarantees to ensure compliance with the main and ancillary obligations assumed by Potengi under its 2nd issue of 2,100,000 simple debentures, not convertible into shares, in a single series, with a maturity of 18 years. The nominal unit value expressed in Reais is R$0.10, and BRF has provided a fiduciary guarantee for an amount corresponding to 24% of the issue value.

On May 21, 2024, BRF signed a strategic product supply contract with the Saudi Agricultural and Livestock Investment Company (“SALIC”). The contract allows SALIC to purchase up to 200,000 tons of product per year whenever there is a state of food emergency in the Kingdom of Saudi Arabia.

The price to SALIC will be equivalent to an average of market prices charged by the Company to other customers and the obligation to supply will only exist if BRF has plants authorized to export to the Kingdom of Saudi Arabia with sufficient volume to also supply its other customers in that country. Up to the date of approval of this interim financial information, no transaction linked to this contract had been carried out.

On September 3, 2024, BRF and Marfrig signed a supply contract under which BRF will buy inputs and meat products produced by Marfrig. The contract will run for twenty-four months from the date of signature, and Marfrig will invoice on a monthly basis, based on the volume of inputs and meat products purchased by BRF. The estimated expenditure for the entire period of the contract is R$ 550,000.

During the year ended on December 12, 2024, the company signed an agreement with Marfrig Global Foods S.A. to acquire ICMS credits calculated in the state of São Paulo and held by Marfrig. As of March 31, 2025, R$336,000 was transferred, with a discount in line with the market (note 9.1).

28.1	Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.24	12.31.23	12.31.22
Salary and profit sharing	105,829	61,427	35,547
Short-term benefits (1)	250	266	1,263
Private pension	896	800	834
Termination benefits	1,395	8,413	1,237
Share-based payment	28,149	14,923	27,210
	136,519	85,829	66,091
(1)	Comprises: medical assistance, educational expenses and others.

In addition, the executive officers (non-statutory) received among remuneration and benefits the total amount of R$22,396 for the year ended December 31, 2024 (R$16,917 for the year ended December 31, 2023). Furthermore, one director held an executive position in one of our subsidiaries, receiving a total of R$492 in remuneration and benefits in the year ended December 31, 2024.